Segment Results - Corporate Divisions - Capital Release Unit (Detail) - Capital Release Unit [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Capital Release Unit [Line Items]
Net revenues		€ (70)	€ 221	€ (129)	€ 608
Provision for credit losses		29	(8)	43	(27)
Noninterest expenses [Abstract]
Compensation and benefits		45	92	97	221
General and administrative expenses		451	895	1,093	1,711
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	8	1	10
Total noninterest expenses		496	995	1,191	1,942
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(595)	(766)	(1,362)	(1,307)
Total assets	[1]	€ 265,272	€ 379,609	€ 265,272	€ 379,609

[1]	As of quarter-end.